Discontinued Operations - Summary of Net Gain Loss on Merger (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure In Tabular Form Of Net Gain Loss On Merger [Line Items]
Cash and cash equivalents	$ 17,236	$ 15,246	$ 13,426
Trade and other receivables	5,579	6,396
Other financial assets	629	230
Inventories	4,935	4,426
Property, plant and equipment	61,295	73,813	72,362
Intangible assets	1,369	1,437	1,574
Investments accounted for using the equity method	1,420	1,742	2,585
Deferred tax assets	56	1,912
Other	71,347	85,931
Total assets	95,166	108,927	105,733
Trade and other payables	6,687	7,027
Total liabilities	46,400	53,322	53,558
Net assets	48,766	55,605
Net cash completion payment on merger of Petroleum with Woodside	(683)
Discontinued operations [member]
Disclosure In Tabular Form Of Net Gain Loss On Merger [Line Items]
Cash and cash equivalents	399
Trade and other receivables	1,560
Other financial assets	91
Inventories	295
Property, plant and equipment	12,055
Intangible assets	66
Investments accounted for using the equity method	240
Deferred tax assets	1,470
Other	18
Total assets	16,194
Trade and other payables	913
Interest bearing liabilities	243
Tax payables	300
Provisions	4,518
Deferred income	48
Total liabilities	6,022
Net assets	10,172
Fair value of Woodside shares	19,566
Net cash completion payment on merger of Petroleum with Woodside	(683)
Foreign currency translation reserve transferred to the income statement	54
Other provisions and related indemnities recognised at completion	(353)
Transaction and other directly attributable costs	(245)
Income tax expense	(8)
Net gain on Petroleum merger with Woodside	$ 8,159	$ 0	$ 0